As filed with the Securities and Exchange Commission on February 17, 2011

File Nos. 002-76969 and 811-03345

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 44	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 45	[X]

THE MERGER FUND
(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of Principal Executive Offices) (Zip Code)

(914) 741-5600
(Registrant’s Telephone Number, Including Area Code)

Roy Behren, Co-President
Michael T. Shannon, Co-President	Copy to:	William H. Bohnett
THE MERGER FUND	Fulbright & Jaworski L.L.P.
100 Summit Lake Drive	666 Fifth Avenue
Valhalla, New York 10595	New York, NY 10103
 (Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 44 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 43 on Form N-1A filed January 28, 2011.  This PEA No. 44 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 43 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of New York and State of New York, on the 17th day of February, 2011.

THE MERGER FUND

By:  /s/ Roy Behren
Roy Behren
Co-President

By:  /s/ Michael T. Shannon
Michael T. Shannon
Co-President

Pursuant to the requirements of the Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Roy Behren Roy Behren	Co-President & Trustee	February 17, 2011
/s/ Michael T. Shannon Michael T. Shannon	Co-President	February 17, 2011
/s/ James P. Logan, III James P. Logan, III	Trustee	February 17, 2011
/s/ Michael J. Downey Michael J. Downey	Trustee	February 17, 2011
/s/ Barry Hamerling Barry Hamerling	Trustee	February 17, 2011

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE